REVENUE (Details) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017 CNY (¥) customer	Sep. 30, 2016 CNY (¥) customer
Net revenue
Service revenue	¥ 1,098,197	¥ 703,284
Equipment sales	12,493	41,007
Net revenue	¥ 1,110,690	¥ 744,291
Revenue | Customer concentration
Net revenue
Number of customers generated over 10% of the Company's total revenues | customer	2	3
Revenue | Customer concentration | Customer One
Net revenue
Net revenue	¥ 256,373	¥ 114,715
Revenue | Customer concentration | Customer Two
Net revenue
Net revenue	¥ 113,669	105,909
Revenue | Customer concentration | Customer Three
Net revenue
Net revenue		¥ 72,626